Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Commitments and contingencies

25. Commitments and contingencies

  a.
  Contractual commitment

        Contractual commitments related to office rental, leases signed for co-location services and server rentals, leasehold improvement, building renovation and other purchase obligation are presented in the following table:

	Office Rental	Co-location & Server Rental	Leasehold Improvements & Building Renovation	Other Purchase Obligation	Total
	RMB	RMB	RMB	RMB	RMB
2013	61,169,556	40,803,902	12,573,486	75,426,000	189,972,944
2014	58,202,652	—	—	—	58,202,652
2015	51,172,719	—	—	—	51,172,719
2016	34,166,950	—	—	—	34,166,950
2017	34,999,357	—	—	—	34,999,357
Thereafter	41,015,392	—	—	—	41,015,392

	280,726,626	40,803,902	12,573,486	75,426,000	409,530,014

        The rental expenses including server leasing rental and office rental were approximately RMB112,619,877, RMB142,073,341 and RMB158,841,427 for the years ended December 31, 2010, 2011 and 2012, respectively, and were charged to the Consolidated Statements of Income and Comprehensive Income when incurred.

        In 2011, the Group entered into a limited partnership agreement to invest up to RMB643.5 million in the VC Fund over a nine-year period as a limited partner. The VC Fund is managed by one general partner unrelated to the Group and is focusing on companies with high-growth potentials in certain technology, media and telecommunications sectors. As of December 31, 2012, the Group has contributed RMB200.0 million to the VC Fund. The remaining committed capital of RMB443.5 million will be contributed over the investment term upon the capital call by the general partner. Subsequently, in early 2013, the Group entered into a supplemental contract to increase its committed capital of an additional RMB396.0 million (See Note 27).

  b.
  Contingencies

        The Group is subject to a variety of claims and suits that arise from time to time in the ordinary course of its business.

        On February 2, 2012, a Chinese company unrelated to the Group sought a court order of attachment against the assets of Jiuzhou Tianyuan which was later withdrawn in July 2012 according to a count record.

        On March 20, 2012, Jiuzhou Tianyuan filed a case against PW Network seeking access to financial and other information of PW Network as an equity holder of PW Network, notwithstanding that it has entered into an equity pledge agreement to pledge all its equity interests in PW Network to PW Software. Jiuzhou Tianyuan withdrew its case in June 2012 and the registration of the equity pledge of Jiuzhou Tianyuan with the relevant administration for industry and commerce was completed in July 2012.

        A civil case entitled Li Hong v. Perfect World Co., Ltd., et al., Case No. 12-Cv-3741, was filed on May 10, 2012 in the United States District Court for the Southern District of New York against the Company and Mr. Michael Yufeng Chi alleging, among other things, federal securities law violations arising from alleged lack of disclosure relating to the transactions with Zhizhu Network and the sale of the Group's film and television business to a company majority owned by Mr. Michael Yufeng Chi referenced above. The plaintiff sought compensatory damages and injunctive relief in the complaint filed in the court. The case was dismissed with prejudice by the court in August 2012.

        On February 1, 2013, a Delaware company sued PW USA (Parallel Networks, LLC v. Perfect World Entertainment, Inc., Case No. 13-cv-00182) and ten other companies in related actions for patent infringement in the United State District Court for the District of Delaware. The plaintiff alleged that PW USA's installers, downloaders and/or launchers, which are downloaded by users from our websites in connection with the distribution of our games, infringed two of its patents. The Group believes this case is without merit and intend to vigorously defend it.

        The Group did not record any other legal contingencies as of December 31, 2012.